Earnings (Loss) Per Share - Narrative (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental common shares attributable to conversion of convertible securities		0
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	18,100,000
Potentially dilutive shares, price per share (in dollars per share)	$ 11.50
Senior convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	15,000,000.0
Potentially dilutive shares, price per share (in dollars per share)	$ 10.65
Assumed equity awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares (in shares)	1,700,000